Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Apr. 14, 2021	Mar. 04, 2021	Oct. 31, 2020
Summary of Significant Accounting Policies
Cash equivalents		$ 0	$ 0	$ 0
Transaction Costs		782,812
Underwriting commissions or discounts		8,500,000	8,500,000				$ 8,400,000
Deferred underwriters' commissions		14,875,000	14,875,000				14,700,000
Other offering costs		637,335	$ 637,335				$ 631,835
Deferred offering costs		94,992
Forgiveness of deferred underwriting fees	$ 4,462,500	4,462,500
Initial Public Offering
Summary of Significant Accounting Policies
Transaction Costs		24,012,335
Underwriting commissions or discounts		8,500,000				$ 8,400,000
Deferred underwriters' commissions		14,875,000				14,700,000
Other offering costs		$ 637,335				$ 631,835
Over-allotment option
Summary of Significant Accounting Policies
Transaction Costs					$ 280,500
Underwriting commissions or discounts					100,000
Deferred underwriters' commissions					175,000
Other offering costs					$ 5,500
Forgiveness of deferred underwriting fees	$ 4,462,500